Contents of Significant Accounts - Details of Distribution (Detail) - TWD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of equity [Line Items]
Appropriation of earnings	$ 0	$ 0	$ 0
Appropriation of earnings, Cash dividends	$ 8,557,023	$ 6,112,159	$ 6,906,973
Cash dividends	$ 0.58000000	$ 0.71164307
Legal Reserve [Member]
Disclosure of equity [Line Items]
Appropriation of earnings	$ 707,299	$ 962,873
Special Reserve [member]
Disclosure of equity [Line Items]
Appropriation of earnings	14,513,940	0
Cash dividends [member]
Disclosure of equity [Line Items]
Appropriation of earnings, Cash dividends	$ 6,916,105	$ 8,557,023